VOYAGEUR

                     YOUR TAX SENSITIVE INVESTMENT MANAGER


                          OREGON INSURED TAX FREE FUND



                                  ANNUAL REPORT



                             DATED DECEMBER 31, 1996


Family of Funds

Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.

Voyageur offers a family of mutual funds, each with an individual objective stated in its prospectus. Investment objectives of the funds range from high current income to long-term capital appreciation. Exchange privileges allow you to change your investment between Voyageur Funds as your objectives or market conditions change.

VOYAGEUR HIGH YIELD FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in medium and lower grade municipal bonds.

        Voyageur MINNESOTA High Yield Municipal Bond Fund
        Voyageur NATIONAL High Yield Municipal Bond Fund

VOYAGEUR TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in investment grade municipal bonds.


        Voyageur ARIZONA Tax Free Fund                       Voyageur MINNESOTA Tax Free Fund
        Voyageur CALIFORNIA Tax Free Fund                    Voyageur NATIONAL Tax Free Fund
        Voyageur COLORADO Tax Free Fund                      Voyageur NEW MEXICO Tax Free Fund
        Voyageur FLORIDA Tax Free Fund                       Voyageur NEW YORK Tax Free Fund
        Voyageur IDAHO Tax Free Fund                         Voyageur NORTH DAKOTA Tax Free Fund
        Voyageur IOWA Tax Free Fund                          Voyageur UTAH Tax Free Fund
        Voyageur KANSAS Tax Free Fund                        Voyageur WISCONSIN Tax Free Fund

VOYAGEUR INSURED TAX FREE FUNDS seek high current income free from both Federal income taxes and state income taxes (where applicable) with the added safety of an insured portfolio. The Funds invest in insured municipal bonds.

        Voyageur ARIZONA Insured Tax Free Fund               Voyageur MISSOURI Insured Tax Free Fund
        Voyageur CALIFORNIA Insured Tax Free Fund            Voyageur NATIONAL Insured Tax Free Fund
        Voyageur FLORIDA Insured Tax Free Fund               Voyageur OREGON Insured Tax Free Fund
        Voyageur MINNESOTA Insured Fund                      Voyageur WASHINGTON Insured Tax Free Fund

VOYAGEUR LIMITED TERM FUNDS seek to preserve original investment principal while providing income free from both Federal income taxes and state income taxes (where applicable). The Funds invest in intermediate term investment grade municipal bonds.

        Voyageur FLORIDA Limited Term Tax Free Fund          Voyageur NATIONAL Limited Term Tax Free Fund
        Voyageur MINNESOTA Limited Term Tax Free Fund

VOYAGEUR EQUITY FUNDS seek long term capital appreciation by investing in common stocks.

        Voyageur AGGRESSIVE GROWTH Fund                      Voyageur GROWTH Stock Fund
        Voyageur GROWTH AND INCOME Fund                      Voyageur INTERNATIONAL Equity Fund

VOYAGEUR INCOME FUNDS seek high current income from investments issued, guaranteed or otherwise backed by the full faith and credit of the U.S. Government.

        Voyageur U.S. GOVERNMENT SECURITIES Fund

VOYAGEUR CASH TRUST SERIES MONEY MARKET FUNDS seek high current income, principal protection and liquidity by investing in money market instruments.

        Voyageur CALIFORNIA MUNICIPAL CASH Series            Voyageur MUNICIPAL CASH Series
        Voyageur FLORIDA MUNICIPAL CASH Series               Voyageur OHIO MUNICIPAL CASH Series
        Voyageur GOVERNMENT CASH Series                      Voyageur PRIME CASH Series
        Voyageur MINNESOTA MUNICIPAL CASH Series             Voyageur TREASURY CASH Series

For more complete information regarding the investment objectives, fees and expenses of the Funds, please obtain a prospectus from your Investment Representative or from Voyageur, 90 South Seventh Street, Suite 4400, Minneapolis, MN 55402-4115; (612) 376-7044 (local); 800-525-6584 (MKTG).



LETTER FROM THE PRESIDENT

[PHOTO]
JOHN G. TAFT
PRESIDENT


Dear Shareholder:

The year 1996 was marked with mixed economic events. During the first half of the year, interest rates rose steadily, propelled by market fears that faster Gross Domestic Product (GDP) growth would ignite inflation. Once these fears abated in June, interest rates began a descent that lasted throughout most of the remainder of the year.

In comparison to their peer group of funds, the overall performance of the Voyageur Tax Free Funds was excellent in 1996. The main reason for this strong performance was Voyageur portfolio managers' subtle shift toward adding income to the portfolios. This additional income allowed us to better position the Funds during the first half of the year when interest rates were rising and municipal bond prices were falling. Within all of our Tax Free Funds, we continued to extend call protection, where possible, in order to better provide for income for longer periods of time.

In January 1997, Lincoln National Corporation (NYSE: LNC) announced that it planned to acquire the parent company of Voyageur Fund Managers, Inc. -- the investment adviser for the Voyageur Tax Free Funds. LNC, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Management Company, Inc. (DMC), an indirect wholly owned subsidiary of LNC, and its affiliate, Delaware International Advisers Ltd., serve as the investment advisers to the investment companies in the Delaware Group of Funds (the Delaware Group), which currently includes 16 open-end funds and two closed-end funds (comprising 48 separate investment portfolios). DMC through its Delaware Investment Advisers division, Delaware International Advisers Ltd. and certain other subsidiaries of Delaware Management Holdings, Inc. (DMH) also provides investment advice with respect to separately managed accounts of institutional and other clients. DMH, through its subsidiaries, is responsible for the management of approximately $32 billion. Voyageur Fund shareholders should benefit from this acquisition by being able to select from a wider variety of mutual funds in the expanded Delaware-Voyageur fund family.

Delaware Management, like Voyageur, has a conservative, long-term investment philosophy. The continuity in the Voyageur Tax Free Funds' management styles should also be further maintained since Andrew M. McCullagh and Elizabeth Howell, two of the senior municipal bond portfolio managers for the Voyageur Tax Free Funds, will continue to play a key role in the management of the Voyageur Tax Free Funds after the transition.

We appreciate your patronage and confidence in Voyageur Fund Managers. If at any time you have questions about your Voyageur fund investment, I urge you to contact your personal financial adviser. Voyageur Client Service representatives are also available from 7 a.m. to 6 p.m. (Central Standard Time) to answer any questions you may have concerning this transaction or your Voyageur fund investment.

Sincerely,


/s/ John G. Taft
John G. Taft
President
Voyageur Oregon Insured Tax Free Fund



VOYAGEUR OREGON INSURED TAX FREE FUND


[PHOTO]
ELIZABETH H. HOWELL IS THE
SENIOR MUNICIPAL BOND
MANAGER FOR THE VOYAGEUR
OREGON INSURED TAX FREE
FUND. MS. HOWELL HAS MORE
THAN 10 YEARS OF INVESTMENT
INDUSTRY EXPERIENCE.

In the first half of the year, bond prices fell as yields rose. Economic data during this period showed surprising strength in the domestic economy and raised the specter of inflation. During the summer, bond yields stabilized as investors became increasingly confident that Federal Reserve Chairman Alan Greenspan would monitor and tweak short-term interest rates in order to achieve a moderate economic growth and low inflation. The flat tax debate, which stimulated a great deal of discussion and speculation in political and economic circles in 1995 and early 1996, lost momentum and largely faded away after the election. The tax-exempt bond market finished the year with modest, positive total returns.

VOYAGEUR OREGON INSURED TAX FREE FUND
For the year ended December 31, 1996, the total return at net asset value (NAV) for the class A shares of the Voyageur Oregon Insured Tax Free Fund was 3.15%.*

The Voyageur Oregon Insured Tax Free Fund produced a positive total return in 1996. We made some minor changes to the portfolio by decreasing our allocation to general obligation bonds (from 52% to 35%) and increasing our exposure to higher-yielding housing bonds and other revenue bonds.

The portfolio remained well diversified by sector and individual issues. We continued to maintain excellent call protection on the Fund and had an average credit quality rating of Aaa/AAA.

OUTLOOK
Overall, the U.S. economy is still showing signs of moderate growth and moderate inflation. Our outlook for the municipal market continues to be favorable, and we expect interest rates to decline over the long term.



*PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


INSURANCE PERTAINS ONLY TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST BY THE SECURITIES IN THE FUND'S PORTFOLIO. THE VALUE OF THE INSURED SECURITIES AND THE FUND ITSELF WILL FLUCTUATE DUE TO CHANGING MARKET CONDITIONS. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENT.


                      VOYAGEUR OREGON INSURED TAX FREE FUND
                               Portfolio Abstract
                     For the Period Ended December 31, 1996


                                 Class A Shares
                                    [GRAPH]


               OR Insured Tax Free                 OR Insured Tax Free                          Lehman Bros. Long
               Without Sales Charge                 With Sales Charge                     Insured Municipal Bond Index
Aug-93                 10000                              9625                                        10000
                       10183                              9801                                        10239
                       10279                              9894                                        10368
                       10363                              9975                                        10386
                       10256                              9871                                        10272
Dec-93                 10401                              10011                                       10519
                       10496                              10103                                       10652
                       10346                              9958                                        10336
                       9905                               9534                                        9791
                       9855                               9486                                        9871
                       9868                               9498                                        9988
                       9786                               9419                                        9888
                       9967                               9593                                        10114
                       9969                               9595                                        10143
                       9812                               9444                                        9940
                       9602                               9242                                        9677
                       9369                               9018                                        9451
Dec-94                 9607                               9247                                        9748
                       9922                               9550                                        10129
                       10260                              9875                                        10496
                       10371                              9982                                        10616
                       10372                              9983                                        10614
                       10726                              10324                                       11014
                       10573                              10177                                       10845
                       10642                              10243                                       10901
                       10755                              10352                                       11050
                       10869                              10462                                       11138
                       11062                              10647                                       11375
                       11256                              10834                                       11626
Dec-95                 11405                              10977                                       11789
                       11453                              11023                                       11875
                       11360                              10934                                       11780
                       11119                              10702                                       11608
                       11084                              10668                                       11569
                       11060                              10645                                       11563
                       11153                              10735                                       11698
                       11281                              10858                                       11806
                       11316                              10892                                       11801
                       11492                              11061                                       11974
                       11622                              11186                                       12116
                       11812                              11369                                       12354
Dec-96                 11764                              11323                                       12291



Voyageur Oregon Insured Tax Free Fund Without Sales Charge - Ending Value
$11,765

Voyageur Oregon Insured Tax Free Fund With Sales Charge - Ending Value $11,323

Lehman Bros. Long Insured Municipal Bond Index - Ending Value $12,291

The Lehman Bros. Long Insured Municipal Bond Index is a broad, unmanaged index of securities of United States Municipalities. The index assumes that no operating expenses, transaction fees or sales loads are incurred by a hypothetical investor who directly owns the securities maintained in the index. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses. For this reason, few fixed income funds are able to outperform broad market indices over the long term. The chart above is comprised of data that represents the cumulative total return of a hypothetical investment in Class A Shares of $10,000 made on the date the Fund commenced operations through December 31, 1996.

     The performance of separate classes will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes.
     Performance quoted represents past performance and is not indicative of future results.
     * Average annual total returns include the maximum 3.75% sales charge.
     ** Commencement of operations.
     *** Assumes redemption on December 31, 1996



                     Voyageur Oregon Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class A Shares)

                                      Since
                           1 Year    8/1/93**

  Without Sales Charge      3.15%     4.86%

  With Sales Charge*       (0.72%)    3.70%

  Lehman Bros. Long         4.25%     6.22%
  Insured Municipal
  Bond Index



                      Voyageur Oregon Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class B Shares)

                                      Since
                           1 Year    3/12/94**

  Without Contingent        2.61%     4.77%
  Deferred Sales Charge

  With Contingent          (2.39%)    3.45%
  Deferred Sales Charge***



                      Voyageur Oregon Insured Tax Free Fund
                          Average Annual Total Returns
                                (Class C Shares)

                                      Since
                           1 Year    7/7/95**

                            2.38%     5.87%



                                Sector Breakdown
                        (shown as % of total net assets)

                       General Obligation            34.8%
                       Utilities                     24.7%
                       Education                     11.0%
                       Health Care                    7.9%
                       Transportation                 7.5%
                       Housing                        4.2%
                       Other Revenue                  3.9%
                       Pre-Refunded/Escrow            3.1%



                                   Statistics

                       Average Maturity         12.5 Years
                       Average Coupon                5.84%
                       Portfolio Duration        8.2 Years
                       Average Quality             Aaa/AAA



INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders
Voyageur Investment Trust:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Voyageur Oregon Insured Tax Free Fund (a fund within Voyageur Investment Trust) as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets each of the years in the two-year period ended December 31, 1996 and the financial highlights for the years ended December 31, 1996 and 1995, the two-month period ended December 31, 1994, the year ended October 31, 1994 and the period from August 1, 1993, commencement of operations, to October 31, 1993. These financial statements and the financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Voyageur Oregon Insured Tax Free Fund as of December 31, 1996, and the results of its operations, changes in net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                                     KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997



VOYAGEUR OREGON INSURED TAX FREE FUND
STATEMENT OF ASSETS AND LIABILITIES                                                        DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------
       ASSETS
Investments in securities, at market value (note 1)
   (identified cost: $24,792,826) .........................................                     $ 25,812,405
Cash in bank on demand deposit ............................................                           19,687
Accrued interest receivable ...............................................                          315,524
Receivable for Fund shares sold ...........................................                            3,292
                                                                                                ------------
   Total assets ...........................................................                       26,150,908
                                                                                                ------------

       LIABILITIES
Dividends payable to shareholders .........................................                          102,306
Payable for Fund shares redeemed ..........................................                               10
Other accrued expenses ....................................................                           17,453
                                                                                                ------------
   Total liabilities ......................................................                          119,769
                                                                                                ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...............................                     $ 26,031,139
                                                                                                ============

Represented by:
   Paid-in capital (note 1) ...............................................                     $ 25,625,220
   Undistributed net investment income ....................................                            4,077
   Accumulated net realized loss on investments (note 1) ..................                         (617,737)
   Unrealized appreciation of investments .................................                        1,019,579
                                                                                                ------------

     TOTAL NET ASSETS .....................................................                     $ 26,031,139
                                                                                                ============

Net assets applicable to outstanding Class A Shares .......................                     $ 20,912,822
                                                                                                ============
Net assets applicable to outstanding Class B Shares .......................                     $  4,758,497
                                                                                                ============
Net assets applicable to outstanding Class C Shares .......................                     $    359,820
                                                                                                ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Class A - Shares of beneficial interest outstanding: 2,118,095 (note 5)                      $       9.87
                                                                                                ============
   Class B - Shares of beneficial interest outstanding: 481,913 (note 5) ..                     $       9.87
                                                                                                ============
   Class C - Shares of beneficial interest outstanding: 36,429 (note 5) ...                     $       9.88
                                                                                                ============

See accompanying notes to financial statements.



VOYAGEUR OREGON INSURED TAX FREE FUND
STATEMENT OF OPERATIONS                                                        YEAR ENDED DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------
Investment income:
   Interest. ..............................................................                      $1,405,846
                                                                                                 ----------

Expenses (note 3):
   Investment advisory and management fee..................................                         124,769
   Dividend-disbursing, administrative and accounting services fees........                          59,737
   Printing, postage and supplies..........................................                           4,719
   Audit and accounting fees...............................................                           7,520
   Legal fees..............................................................                             252
   Distribution fees - Class A.............................................                          52,403
   Distribution fees - Class B.............................................                          37,462
   Distribution fees - Class C.............................................                           2,501
   Directors' fees.........................................................                           1,440
   Registration fees.......................................................                              51
   Custodian fees..........................................................                           4,739
   Other   ................................................................                           2,541
                                                                                             --------------
     Total expenses........................................................                         298,134
   Less:  Expenses waived or absorbed......................................                         (98,580)
                                                                                               -------------
     Total net expenses....................................................                         199,554
                                                                                               ------------
     Investment income - net...............................................                       1,206,292
                                                                                                -----------

Realized and unrealized gain (loss) on investments:
   Realized loss on security transactions (note 2).........................                        (196,640)
   Net change in unrealized appreciation or depreciation of investments....                        (232,512)
                                                                                                ------------
     Net loss on investments...............................................                        (429,152)
                                                                                                ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................                     $   777,140
                                                                                                ===========

See accompanying notes to financial statements.



VOYAGEUR OREGON INSURED TAX FREE FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------

                                                                                    YEAR            YEAR
                                                                                    ENDED           ENDED
                                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                    1996            1995
                                                                                ------------    ------------
Operations:
   Investment income - net ..................................................   $  1,206,292    $  1,045,765
   Realized loss on security transactions ...................................       (196,640)       (180,193)
   Net change in unrealized appreciation or
     depreciation of investments ............................................       (232,512)      2,558,154
                                                                                ------------    ------------
       Net increase in net assets resulting from operations .................        777,140       3,423,726
                                                                                ------------    ------------

Distributions to shareholders from:
   Investment income - net:
     Class A ................................................................     (1,030,533)       (955,319)
     Class B ................................................................       (161,757)       (100,700)
     Class C ................................................................         (9,989)         (2,693)
                                                                                ------------    ------------
       Total distributions ..................................................     (1,202,279)     (1,058,712)
                                                                                ------------    ------------

Capital share transactions (note 5):
   Proceeds from sale of shares:
     Class A (note 3) .......................................................      4,388,724       7,880,116
     Class B ................................................................      2,486,473       1,451,205
     Class C ................................................................        278,889         239,271
   Net asset value of shares issued in reinvestment of net investment income:
       Class A ..............................................................        591,621         516,485
       Class B ..............................................................         87,855          51,272
       Class C ..............................................................          6,822           1,858
   Payments for redemption of shares:
     Class A ................................................................     (5,261,339)     (3,582,923)
     Class B (note 3) .......................................................       (575,002)       (249,367)
     Class C (note 3) .......................................................       (173,467)             (9)
                                                                                ------------    ------------
   Increase in net assets from share transactions ...........................      1,830,576       6,307,908
                                                                                ------------    ------------
     Total increase in net assets ...........................................      1,405,437       8,672,922
Net assets at beginning of period ...........................................     24,625,702      15,952,780
                                                                                ------------    ------------
Net assets at end of period (including undistributed net
    investment income of $4,077 and $64, respectively) ......................   $ 26,031,139    $ 24,625,702
                                                                                ============    ============

See accompanying notes to financial statements.



VOYAGEUR OREGON INSURED TAX FREE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Voyageur Oregon Insured Tax Free Fund (the Fund) is one of a series of funds within the Voyageur Investment Trust, a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) ("1940 Act") as an open-end management investment company with an unlimited number of authorized shares of beneficial interest that may be issued in one or more series. The Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds.
   The Fund offers Class A, Class B and Class C Shares. Class A Shares are sold with a front-end sales charge. Class B Shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class C Shares may be subject to a contingent deferred sales charge and have no conversion feature. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class' Distribution Agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. The Fund is a non-diversified Fund as such term is defined in the 1940 Act.
   The significant accounting policies followed by the Fund are summarized as follows:

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES
   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Trustees. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level- yield amortization of premium and original issue discount, is accrued daily.
   The Fund concentrates its investments in limited geographical areas and therefore, may have more credit risk related to the economic conditions of these areas than a portfolio with broader geographical diversification.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
   Delivery and payment for securities which have been purchased by the Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments.

FEDERAL TAXES
   The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Fund. Net investment income and net realized gains (losses) for the Fund may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. For federal income tax purposes, at December 31, 1996 the Fund had a capital loss carryover of $617,737 that will expire in 2001, 2003 and 2004 if not offset by subsequent capital gains. It is unlikely the Board of Trustees will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends declared daily from net investment income are payable monthly in cash or reinvested in additional shares of the Fund. Net short-term realized capital gains, if any, may be distributed throughout the year and net long-term realized capital gains, when available, are distributed annually.

(2) INVESTMENT SECURITIES TRANSACTIONS
   Purchase cost and proceeds of sales of investment securities other than short-term securities aggregated $9,824,985 and $10,248,610, respectively, during the year ended December 31, 1996.

(3)  EXPENSES
   The Fund has an investment advisory and management fee agreement with Voyageur Fund Managers, Inc. (Voyageur) under which Voyageur manages the Fund's assets and provides other specified services. The fee for investment management and advisory services is payable monthly and is based on the average daily net assets of the Fund at the annual rate of .50%. In addition, the Fund will pay most other operating expenses including directors' fees, registration fees, printing of shareholder reports, legal and auditing services and other miscellaneous expenses. There was no portfolio insurance expense for the Fund. Portfolio insurance expense, if any, is recognized over the premium period. Voyageur is obligated to pay all expenses of the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) which exceed 1% of average daily net assets, on an annual basis. During the year ended December 31, 1996, excluding waivers of distribution fees, Voyageur voluntarily absorbed fees and expenses of $65,000.
   The Fund will also pay a fee to Voyageur for acting as the Fund's dividend-disbursing, administrative and accounting services agent. The fee is paid monthly and is equal to the sum of $1.33 per shareholder account per month, a fixed monthly fee ranging from $1,000 to $1,500 based on the level of the Fund's average daily net assets and an annualized percentage of average daily net assets at reducing rates from .11% to .02%. The Fund is also responsible for reimbursing Voyageur's out-of-pocket expense in connection with the performance of dividend-disbursing, administrative and accounting services.
   All classes of shares have a Distribution Agreement under Rule 12b-1 of the Investment Company Act of 1940 with Voyageur Fund Distributors, Inc. (Fund Distributors). Under this plan the Fund is obligated to pay Fund Distributors a monthly distribution fee at an annual rate of .25% of the Fund's average daily net assets of the Class A Shares and 1.00% of the Fund's average daily net assets of the Class B and Class C Shares. Fund Distributors may waive all or part of its distribution fee at its sole discretion. During the year ended December 31, 1996, Fund Distributors voluntarily waived Class A distribution fees of $21,733 and Class B distribution fees of $11,847.
   Sales charges paid by Class A shareholders for the year ended December 31, 1996 were $149,165. Of this amount, Fund Distributors received $20,166. Contingent deferred sales charges paid by Class B and Class C shareholders for the year ended December 31, 1996 were $12,186, and $232, respectively.

(4) PLANNED FUND REORGANIZATION
   On January 15, 1997 Voyageur's parent, Dougherty Financial Group, Inc. ("DFG"), executed an Agreement and Plan of Merger with Lincoln National Corporation ("LNC") purusant to which LNC would acquire DFG, including the mutual fund investment advisory business of DFG conducted by Voyageur. This merger is subject to approval of the Fund's Board of Trustees and shareholders.

(5)  SHARE TRANSACTIONS
Transactions in shares of beneficial interest during each period were as follows:

                                                                      CLASS A
                                                        --------------------------------------
                                                           YEAR                      YEAR
                                                           ENDED                     ENDED
                                                        DECEMBER 31,              DECEMBER 31,
                                                            1996                      1995
                                                        ------------              ------------
Shares sold ..............................                 448,613                   822,911
Shares issued for reinvested distributions                  60,566                    54,059
Shares redeemed ..........................                (539,553)                 (371,493)
                                                          --------                  --------
Increase (decrease) in shares outstanding                  (30,374)                  505,477
                                                          ========                  ========


                                                                      CLASS B
                                                        --------------------------------------
                                                           YEAR                      YEAR
                                                           ENDED                     ENDED
                                                        DECEMBER 31,              DECEMBER 31,
                                                            1996                      1995
                                                        ------------              ------------
Shares sold..........................................     254,637                    151,347
Shares issued for reinvested distributions...........       9,000                      5,341
Shares redeemed......................................     (58,924)                   (25,575)
                                                        ----------                -----------
Increase in shares outstanding.......................     204,713                    131,113
                                                        =========                 ==========


                                                                      CLASS C
                                                        --------------------------------------
                                                           YEAR                   PERIOD FROM
                                                           ENDED                 JULY 7, 1995*
                                                        DECEMBER 31,             TO DECEMBER 31,
                                                            1996                      1995
                                                        ------------              ------------
Shares sold..........................................      28,508                     24,660
Shares issued for reinvested distributions...........         696                        190
Shares redeemed......................................     (17,624)                        (1)
                                                        ----------             --------------
Increase in shares outstanding.......................      11,580                     24,849
                                                        =========                 ==========



-------------------------------
* Commencement of operations.


(6) FINANCIAL HIGHLIGHTS
  Per share data (rounded to the nearest cent) for a share of beneficial interest outstanding and selected information for each period are as follows:


                                                                       CLASS A
                                       -------------------------------------------------------------------------

                                                                                                    PERIOD FROM
                                          YEAR          YEAR        TWO MONTHS            YEAR       AUGUST 1,
                                          ENDED         ENDED          ENDED              ENDED      1993(d) TO
                                       DECEMBER 31,  DECEMBER 31,   DECEMBER 31,       OCTOBER 31,   OCTOBER 31,
                                          1996           1995           1994              1994           1993
                                       ----------     ----------     ----------        ----------     ----------
Net assets value:
   Beginning of period .............   $    10.05     $     8.92     $     9.00        $    10.24     $    10.00
                                       ----------     ----------     ----------        ----------     ----------

Operations:
   Net investment income ...........          .48            .49            .09               .50            .13
   Net realized and unrealized
     gain (loss) on investments ....         (.18)          1.14           (.09)            (1.24)           .24
                                       ----------     ----------     ----------        ----------     ----------
       Total from operations .......          .30           1.63            .00              (.74)           .37
                                       ----------     ----------     ----------        ----------     ----------
Distributions to shareholders:
   From net investment income (a) ..         (.48)          (.50)          (.08)             (.50)          (.13)
                                       ----------     ----------     ----------        ----------     ----------
     Total distributions ...........         (.48)          (.50)          (.08)             (.50)          (.13)
                                       ----------     ----------     ----------        ----------     ----------
Net asset value:
   End of period ...................   $     9.87     $    10.05     $     8.92        $     9.00     $    10.24
                                       ==========     ==========     ==========        ==========     ==========

Total investment return (b) ........         3.15%         18.71%           .06%           (7.35)%          3.64%
Net assets at end of period
   (000's omitted) .................   $   20,913     $   21,590     $   14,650        $   14,086     $    4,609

Ratios:
   Ratio of expenses to
     average daily net assets (f) ..          .71%           .54%           .05%(e)           .03%           --%
   Ratio of net investment income
     to average daily net assets ...         4.92%          5.12%          5.79%(e)          5.17%          4.61%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............         1.07%          1.11%          1.25%(e)          1.25%          1.25%(e)
           Net investment income ...         4.56%          4.55%          4.59%(e)          3.95%          3.36%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........        39.54%         41.08%            --%            48.98%         11.08%

See accompanying notes to Financial Highlights.


                                                              CLASS B                                        CLASS C
                                       ----------------------------------------------------------    ----------------------
                                         YEAR          YEAR       TWO MONTHS      PERIOD FROM         YEAR      PERIOD FROM
                                         ENDED         ENDED         ENDED      MARCH 12, 1994(d)     ENDED    JULY 7, 1995(d)
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    TO OCTOBER 31,   DECEMBER 31, TO DECEMBER 31,
                                         1996           1995          1995            1994             1996        1995
                                       ---------     ---------     ---------        ---------        ---------   ---------
Net assets value:
   Beginning of period .............   $   10.05     $    8.92     $    9.00        $    9.85        $   10.05   $    9.63
                                       ---------     ---------     ---------        ---------        ---------   ---------

Operations:
   Net investment income ...........         .43           .44           .08              .27              .40         .19
   Net realized and unrealized
     gain (loss) on investments ....        (.18)         1.14          (.09)            (.85)            (.17)        .41
                                       ---------     ---------     ---------        ---------        ---------   ---------
       Total from operations .......         .25          1.58          (.01)            (.58)             .23         .60
                                       ---------     ---------     ---------        ---------        ---------   ---------
Distributions to shareholders:
   From net investment income (a) ..        (.43)         (.45)         (.07)            (.27)            (.40)       (.18)
                                       ---------     ---------     ---------        ---------        ---------   ---------
     Total distributions ...........        (.43)         (.45)         (.07)            (.27)            (.40)       (.18)
                                       ---------     ---------     ---------        ---------        ---------   ---------
Net asset value:
   End of period ...................   $    9.87     $   10.05     $    8.92        $    9.00        $    9.88   $   10.05
                                       =========     =========     =========        =========        =========   =========

Total investment return (b) ........        2.61%        18.10%          .03%           (5.95)%           2.38%       6.35%
Net assets at end of period
   (000's omitted) .................   $   4,758     $   2,786     $   1,303        $   1,146        $     360   $     250

Ratios:
   Ratio of expenses to
     average daily net assets (f) ..        1.25%         1.04%          .60%(e)          .75%(e)         1.55%       1.39%(e)
   Ratio of net investment income
     to average daily net assets ...        4.37%         4.57%         5.19%(e)         4.43%(e)         4.03%       4.00%(e)
       Assuming no voluntary waivers
         and reimbursements:
           Expenses (c) ............        1.83%         1.86%         2.00%(e)         2.00%(e)         1.82%       1.74%(e)
           Net investment income ...        3.79%         3.75%         3.79%(e)         3.18%(e)         3.76%       3.65%(e)
Portfolio turnover rate (excluding
   short-term securities) ..........       39.54%        41.08%           --%           48.98%           39.54%      41.08%

See accompanying notes to Financial Highlights.


NOTES TO FINANCIAL HIGHLIGHTS

(a) For federal income tax purposes, all of the net investment income distributions were derived from interest on securities exempt from federal income tax. For Class A Shares for the year ended October 31, 1994, $.01 per share of the distribution from net investment income was subject to state income tax.
(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(c) Voyageur and Fund Distributors voluntarily waived or reimbursed expenses during the periods presented. The annual contractual expense limit for the Fund (excluding distribution fees, insurance premiums on portfolio securities, taxes, interest and brokerage commissions) is 1% of average daily net assets. The maximum distribution fee is .25% of the Fund's average daily net assets for Class A Shares and 1.00% of the Fund's average daily net assets for Class B and Class C Shares.
(d)  Commencement of operations.
(e)  Adjusted to an annual basis.
(f) Beginning in the year ended December 31, 1995, the expense ratio reflects the effect of gross expenses attributable to earnings credits on uninvested cash balances received by the Fund. Prior period expense ratios have not been adjusted.



VOYAGEUR OREGON INSURED TAX FREE FUND
INVESTMENTS IN SECURITIES                                                                         DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                                     COUPON                      MARKET
    ($000)   NAME OF ISSUER (b)                                                 RATE       MATURITY       VALUE (a)
-------------------------------------------------------------------------------------------------------------------

             (PERCENTAGE OF EACH INVESTMENT CATEGORY RELATES TO TOTAL NET ASSETS.)
             OREGON MUNICIPAL BONDS (97.1%):
             ESCROWED WITH U.S. GOVERNMENT BONDS (3.1%):
             -------------------------------------------------------------------------------------------------------
  $   700    Washington County Education Service (MBIA Insured)............     7.10%     06-01-05     $   806,554
                                                                                                       -----------

             GENERAL OBLIGATION (34.8%):
             -------------------------------------------------------------------------------------------------------
    1,500    Chemeketa Community College (FGIC Insured)....................     5.80      06-01-12       1,543,695
      500    Hermiston G.O. Water Bonds (AMBAC Insured)....................     6.20      08-01-24         524,880
      500    Lane County School District #19 (MBIA Insured)................     6.30      10-15-14         538,445
    1,700    Lincoln County School District (FGIC Insured).................     5.25      06-15-12       1,692,826
      500    Malheur County Jail (MBIA Insured)............................     6.30      12-01-12         539,140
      500    Multnomah County School District #3 Park Rose
                (FGIC Insured).............................................     5.50      12-01-11         506,995
      500    Multnomah County School District #39 Corbett
                (MBIA Insured).............................................     6.00      12-01-13         524,205
    1,000    North Unit Irrigation District (MBIA Insured).................     5.75      06-01-16       1,018,100
      500    Portland (MBIA Insured).......................................     5.75      06-01-15         509,975
      550    Silverton Fire Protection District #2 (FGIC Insured)..........     5.63      12-01-15         555,027
      250    Tillamook County (FGIC Insured)...............................     6.25      01-01-14         268,635
      500    Umatilla Pendleton School District #016R (AMBAC Insured)......     6.00      07-01-14         525,405
      300    Washington County Sherwood School District #88J
                (FSA Insured)..............................................     6.10      06-01-12         318,450
                                                                                                       -----------
                                                                                                         9,065,778
                                                                                                       -----------
             UTILITIES (24.7%):
             -------------------------------------------------------------------------------------------------------
      500    Beaverton Water Revenue (FSA Insured).........................     6.13      06-01-14         529,770
      500    Central Lincoln Peoples Utility District (AMBAC Insured)......     5.75      01-01-15         506,375
    1,250    Eugene Electric Revenue Series C (MBIA Insured)...............     5.80      08-01-22       1,265,500
      500    Ice Fountain Water District (MBIA Insured)....................     5.60      08-01-16         506,145
      500    Klamath Falls Water Revenue (FSA Insured).....................     6.10      06-01-14         528,855
    1,000    Portland Sewer System Revenue (FSA Insured)...................     6.25      06-01-15       1,060,450
    1,000    Salem Water & Sewer Revenue (MBIA Insured)....................     5.63      06-01-16       1,012,830
    1,000    Salem Water & Sewer Revenue (MBIA Insured)....................     5.50      06-01-14       1,007,970
                                                                                                       -----------
                                                                                                         6,417,895
                                                                                                       -----------
             HEALTH CARE (7.9%):
             -------------------------------------------------------------------------------------------------------
    1,000    Western Lane Hospital District (MBIA Insured)................      5.88      08-01-12       1,038,500
    1,000    Western Lane Hospital District (MBIA Insured)................      5.75      08-01-19       1,008,740
                                                                                                       -----------
                                                                                                         2,047,240
                                                                                                       -----------

             EDUCATION (11.0%):
             -------------------------------------------------------------------------------------------------------
      750    Central Oregon Community College (FGIC Insured)..............      5.90      06-01-09         787,178
    1,000    Oregon Health & Education Reed College (MBIA Insured)........      5.38      07-01-25         974,530
    1,055    Oregon Health and Education Authority for Lewis & Clark
                College (MBIA Insured)....................................      6.13      10-01-24       1,109,860
                                                                                                       -----------
                                                                                                         2,871,568
                                                                                                       -----------
             OTHER REVENUE (3.9%):
             -------------------------------------------------------------------------------------------------------
    1,000    Northern Wasco County (FGIC Insured).........................      5.63      12-01-22         999,530
                                                                                                       -----------

             HOUSING (4.2%):
             -------------------------------------------------------------------------------------------------------
    1,095    Oregon State Health and Education Authority for Pier Park
                Project (GNMA Insured)....................................      6.05(e)   04-01-18       1,095,000
                                                                                                       -----------

             TRANSPORTATION (7.5%):
             -------------------------------------------------------------------------------------------------------
    2,000    Portland International Airport (FGIC Insured)................      5.63(e)   07-01-26       1,963,840
                                                                                                       -----------

                TOTAL MUNICIPAL BONDS (cost: $24,247,826)                                               25,267,405
                                                                                                       -----------


             SHORT-TERM SECURITIES (2.1%):
             -------------------------------------------------------------------------------------------------------
      360    Dreyfus Investment Tax-Exempt Money Market Fund..............      3.69(d)                    360,000
      185    Nuveen Investment Tax Free Fund..............................      3.62(d)                    185,000
                                                                                                       -----------

                TOTAL SHORT -TERM SECURITIES  (cost: $545,000)                                             545,000
                                                                                                       -----------

                TOTAL INVESTMENTS IN SECURITIES (cost: $24,792,826) (c)                                $25,812,405
                                                                                                       ===========



NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued in accordance with procedures described in note 1 to the financial statements.
(b)  All investments in bonds are rated 100% Aaa/AAA (unaudited).
(c) Also represents the cost of securities for federal income tax purposes. The aggregate gross unrealized appreciation and depreciation of securities based on this cost were as follows:

                      Gross             Gross             Net
                   Unrealized        Unrealized       Unrealized
                  Appreciation      Depreciation     Appreciation
                  ------------      ------------     ------------
                   $1,019,579           --            $1,019,579

(d) Dividend yields change daily to reflect current market conditions. Rate shown is quoted yield as of December 31, 1996.
(e) Security subject to the Alternative Minimum Tax. At December 31, 1996, the total of such securities is equal to 11.8% of the Fund's net assets.



FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Information for federal income tax purposes is presented as an aid to shareholders in reporting the dividend distributions for the periods ended December 31, 1996 shown below. Exempt interest dividends are exempt from federal income tax and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local purposes. In January 1997, the Fund separately provided each shareholder with tax information for calendar year 1996.

                                                            PER CLASS          PER CLASS           PER CLASS
                                                             A SHARE            B SHARE             C SHARE
                                                          ------------        ------------        ------------
                                                              YEAR                YEAR                YEAR
                                                              ENDED               ENDED               ENDED
                                                          DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                              1996                1996                1996
                                                          ------------        ------------        ------------
Net investment income distributions
   (none qualifying for corporate dividend
     received deduction)...............................     $.4794               $.4286              $.3961
                                                            ======               ======              ======


For federal income tax purposes, 99.94% of the above net investment income distributions were derived from interest on securities exempt from federal income tax.



VOYAGEUR ON CALL(TM)

[Line Drawing of a telephone]
800.545.3863

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Call(TM) (800.545.3863). The system is designed to give you information about the Fund(s) in your account. It can also provide price and yield information for the Fund(s). 24-hour access available to Touch Tone telephones only.





VOYAGEUR
YOUR TAX SENSITIVE INVESTMENT MANAGER


90 South Seventh Street, Suite 4400
Minneapolis, Minnesota 55402-4115




VOY-ORAR 3/97